Accounting policies and method of measurement (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivatives
Assets
Financial assets, gross	R$ 17,262,888	R$ 24,702,973	R$ 26,250,362
Financial assets offset in the balance sheet, gross	0	0	0
Financial assets offset in the balance sheet, net	17,262,888	24,702,973	26,250,362
Liabilities
Financial liabilities, gross	16,677,486	20,236,615	24,716,959
Financial liabilities offset in the balance sheet, gross	0	0	0
Financial liabilities offset in the balance sheet, net	16,677,486	20,236,615	24,716,959
Repurchase agreements
Assets
Financial assets, gross	34,505,671	47,528,393	31,987,323
Financial assets offset in the balance sheet, gross	0	0	0
Financial assets offset in the balance sheet, net	34,505,671	47,528,393	31,987,323
Liabilities
Financial liabilities, gross	97,421,579	129,817,727	115,003,783
Financial liabilities offset in the balance sheet, gross	0	0	0
Financial liabilities offset in the balance sheet, net	R$ 97,421,579	R$ 129,817,727	R$ 115,003,783